Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of assets and liabilities held for sale

ASSETS HELD FOR SALE	Note	12.31.2019
Cash and cash equivalents		1,452.5
Financial investments		47.5
Trade accounts receivable, net		144.7
Customer and commercial financing		10.7
Contract assets		33.8
Inventories		1,079.6
Guarantee deposits		0.5
Income tax and social contribution		2.1
Other assets		111.5
Deferred income tax and social contribution		34.3
Property, plant and equipment	15	1,089.7
Intangible assets	17	1,157.5
Right of use	16	10.2
TOTAL		5,174.6

LIABILITIES HELD FOR SALE	Note	12.31.2019
Trade accounts payable		474.7
Lease liability	19	9.4
Loans and financing		3,301.3
Other payables		132.5
Contract liabilities		746.1
Taxes and payroll charges payable		8.9
Income tax and social contribution		54.9
Financial guarantee and residual value guarantee	24	140.3
Unearned income		47.7
Provisions	25.1	39.5
Deferred income tax and social contribution		28.7
TOTAL		4,984.0